ACQUISITION OF A SUBSIDIARY - Net cash outflow arising on acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 10, 2022	Dec. 31, 2022
GENERAL INFORMATION
Net cash outflow arising on acquisition		$ 2,902
HN&T
GENERAL INFORMATION
Consideration paid in cash	$ 3,040
Less: Bank balances and cash	(138)
Net cash outflow arising on acquisition	$ 2,902